Accounting Policies and Estimates (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Accounting Policies [Abstract]
FDIC Insured Amount		$ 250,000
Reverse stock split	1 for 8 reverse stock split